Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Assets
Cash and balances at central banks	$ 190,353	$ 206,773	$ 192,817
Loans and advances to banks	16,435	17,781	15,360
Receivables from securities financing transactions	63,291	69,452	75,012
Cash collateral receivables on derivative instruments	43,766	39,254	30,514
Loans and advances to customers	384,878	393,960	398,693
Other financial assets measured at amortized cost	37,551	28,766	26,236
Total financial assets measured at amortized cost	736,274	755,987	738,632
Financial assets at fair value held for trading	99,730	114,995	131,033
of which: assets pledged as collateral that may be sold or repledged by counterparties	33,830	40,217	43,397
Derivative financial instruments	160,524	140,311	118,145
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	57,240	60,575	59,642
Total financial assets measured at fair value through profit or loss	336,784	336,643	330,659
Financial assets measured at fair value through other comprehensive income	2,251	9,093	8,844
Investments in subsidiaries and associates	1,094	1,150	1,243
Property, equipment and software	11,109	11,365	11,712
Goodwill and intangible assets	6,312	6,383	6,378
Deferred tax assets	9,083	9,097	8,839
Other non-financial assets	9,567	10,158	9,836
Total assets	1,112,474	1,139,876	1,116,145
Liabilities
Amounts due to banks	15,202	16,649	13,101
Payables from securities financing transactions	5,956	7,110	5,533
Cash collateral payables on derivative instruments	40,468	39,609	31,801
Customer deposits	514,344	542,984	544,834
Funding from UBS Group AG	57,089	57,520	57,295
Debt issued measured at amortized cost	65,820	75,013	82,432
Other financial liabilities measured at amortized cost	10,516	10,167	9,765
Total financial liabilities measured at amortized cost	709,395	749,052	744,762
Financial liabilities at fair value held for trading	30,450	34,687	31,688
Derivative financial instruments	156,892	138,444	121,309
Brokerage payables designated at fair value	49,798	48,015	44,045
Debt issued designated at fair value	70,457	69,421	71,460
Other financial liabilities designated at fair value	30,373	32,374	32,414
Total financial liabilities measured at fair value through profit or loss	337,970	322,941	300,916
Provisions	3,407	3,413	3,452
Other non-financial liabilities	6,618	6,152	8,572
Total liabilities	1,057,390	1,081,558	1,057,702
Equity
Equity attributable to shareholders	54,746	57,962	58,102
Equity attributable to non-controlling interests	339	356	340
Total equity	55,085	58,319	58,442	$ 55,645
Total liabilities and equity	1,112,474	$ 1,139,876	1,116,145
Elimination entries
Assets
Loans and advances to banks	(53,499)		(51,245)
Receivables from securities financing transactions	(20,018)		(21,577)
Cash collateral receivables on derivative instruments	(14,003)		(10,518)
Loans and advances to customers	(26,123)		(26,188)
Other financial assets measured at amortized cost	(1,725)		(1,870)
Total financial assets measured at amortized cost	(115,368)		(111,397)
Financial assets at fair value held for trading	(3,863)		(2,156)
of which: assets pledged as collateral that may be sold or repledged by counterparties	(9,587)		(10,568)
Derivative financial instruments	(43,935)		(35,047)
Brokerage receivables	(322)		(7)
Financial assets at fair value not held for trading	(15,812)		(17,243)
Total financial assets measured at fair value through profit or loss	(63,932)		(54,454)
Investments in subsidiaries and associates	(51,687)		(53,038)
Property, equipment and software	(287)		(293)
Goodwill and intangible assets	27		28
Deferred tax assets	(71)
Other non-financial assets	(2)		(1)
Total assets	(231,321)		(219,154)
Liabilities
Amounts due to banks	(107,510)		(105,448)
Payables from securities financing transactions	(19,973)		(21,615)
Cash collateral payables on derivative instruments	(13,946)		(10,458)
Customer deposits	14,023		14,287
Debt issued measured at amortized cost	(84)		(73)
Other financial liabilities measured at amortized cost	(1,972)		(2,245)
Total financial liabilities measured at amortized cost	(129,462)		(125,551)
Financial liabilities at fair value held for trading	(3,685)		(2,046)
Derivative financial instruments	(43,931)		(35,063)
Brokerage payables designated at fair value	(322)		(1)
Debt issued designated at fair value	(78)		14
Other financial liabilities designated at fair value	(2,502)		(3,167)
Total financial liabilities measured at fair value through profit or loss	(50,520)		(40,263)
Provisions	(19)		(21)
Other non-financial liabilities	54		(33)
Total liabilities	(179,947)		(165,868)
Equity
Equity attributable to shareholders	(51,374)		(53,287)
Total equity	(51,374)		(53,287)
Total liabilities and equity	(231,321)		(219,154)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	59,370		53,839
Loans and advances to banks	42,132		39,681
Receivables from securities financing transactions	41,805		50,566
Cash collateral receivables on derivative instruments	43,818		29,939
Loans and advances to customers	90,042		101,458
Other financial assets measured at amortized cost	12,670		8,902
Total financial assets measured at amortized cost	289,837		284,385
Financial assets at fair value held for trading	89,694		116,370
of which: assets pledged as collateral that may be sold or repledged by counterparties	37,941		47,891
Derivative financial instruments	156,767		113,426
Brokerage receivables	11,126		14,563
Financial assets at fair value not held for trading	42,436		37,532
Total financial assets measured at fair value through profit or loss	300,022		281,891
Financial assets measured at fair value through other comprehensive income	1,958		1,007
Investments in subsidiaries and associates	52,752		54,204
Property, equipment and software	5,830		6,501
Goodwill and intangible assets	213		213
Deferred tax assets	1,291		936
Other non-financial assets	6,076		5,757
Total assets	657,978		634,894
Liabilities
Amounts due to banks	36,794		34,691
Payables from securities financing transactions	10,197		16,711
Cash collateral payables on derivative instruments	40,083		30,260
Customer deposits	92,389		101,093
Funding from UBS Group AG	57,089		57,295
Debt issued measured at amortized cost	56,722		73,045
Other financial liabilities measured at amortized cost	4,687		4,477
Total financial liabilities measured at amortized cost	297,960		317,572
Financial liabilities at fair value held for trading	25,548		25,711
Derivative financial instruments	152,244		116,588
Brokerage payables designated at fair value	35,180		30,497
Debt issued designated at fair value	69,983		70,660
Other financial liabilities designated at fair value	16,347		11,127
Total financial liabilities measured at fair value through profit or loss	299,302		254,584
Provisions	1,864		2,023
Other non-financial liabilities	1,248		1,799
Total liabilities	600,374		575,978
Equity
Equity attributable to shareholders	57,604		58,916
Total equity	57,604		58,916
Total liabilities and equity	657,978		634,894
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	90,860		91,031
Loans and advances to banks	5,491		7,066
Receivables from securities financing transactions	2,670		5,438
Cash collateral receivables on derivative instruments	1,678		779
Loans and advances to customers	221,084		230,170
Other financial assets measured at amortized cost	6,994		6,828
Total financial assets measured at amortized cost	328,778		341,312
Financial assets at fair value held for trading	103		79
of which: assets pledged as collateral that may be sold or repledged by counterparties	0		0
Derivative financial instruments	5,938		4,199
Financial assets at fair value not held for trading	3,411		5,413
Total financial assets measured at fair value through profit or loss	9,451		9,691
Investments in subsidiaries and associates	29		37
Property, equipment and software	1,601		1,456
Deferred tax assets	155
Other non-financial assets	2,289		2,424
Total assets	342,304		354,921
Liabilities
Amounts due to banks	36,533		33,453
Payables from securities financing transactions	467		526
Cash collateral payables on derivative instruments	1,513		153
Customer deposits	270,219		286,488
Debt issued measured at amortized cost	9,181		9,460
Other financial liabilities measured at amortized cost	2,513		2,477
Total financial liabilities measured at amortized cost	320,426		332,556
Financial liabilities at fair value held for trading	337		372
Derivative financial instruments	6,325		4,053
Total financial liabilities measured at fair value through profit or loss	6,663		4,425
Provisions	282		297
Other non-financial liabilities	895		1,278
Total liabilities	328,266		338,556
Equity
Equity attributable to shareholders	14,039		16,365
Total equity	14,039		16,365
Total liabilities and equity	342,304		354,921
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	40,123		47,946
Loans and advances to banks	22,312		19,858
Receivables from securities financing transactions	38,833		40,585
Cash collateral receivables on derivative instruments	12,272		10,314
Loans and advances to customers	99,876		93,252
Other financial assets measured at amortized cost	19,612		12,377
Total financial assets measured at amortized cost	233,028		224,332
Financial assets at fair value held for trading	13,797		16,740
of which: assets pledged as collateral that may be sold or repledged by counterparties	5,475		6,073
Derivative financial instruments	41,755		35,567
Brokerage receivables	8,485		7,283
Financial assets at fair value not held for trading	27,206		33,940
Total financial assets measured at fair value through profit or loss	91,243		93,531
Financial assets measured at fair value through other comprehensive income	293		7,837
Investments in subsidiaries and associates	0		40
Property, equipment and software	3,965		4,048
Goodwill and intangible assets	6,072		6,138
Deferred tax assets	7,708		7,903
Other non-financial assets	1,204		1,656
Total assets	343,513		345,484
Liabilities
Amounts due to banks	49,385		50,405
Payables from securities financing transactions	15,266		9,910
Cash collateral payables on derivative instruments	12,818		11,845
Customer deposits	137,714		142,967
Debt issued measured at amortized cost	1
Other financial liabilities measured at amortized cost	5,288		5,057
Total financial liabilities measured at amortized cost	220,471		220,184
Financial liabilities at fair value held for trading	8,250		7,652
Derivative financial instruments	42,254		35,731
Brokerage payables designated at fair value	14,941		13,548
Debt issued designated at fair value	552		785
Other financial liabilities designated at fair value	16,528		24,454
Total financial liabilities measured at fair value through profit or loss	82,525		82,171
Provisions	1,280		1,153
Other non-financial liabilities	4,420		5,528
Total liabilities	308,696		309,036
Equity
Equity attributable to shareholders	34,477		36,108
Equity attributable to non-controlling interests	339		340
Total equity	34,816		36,448
Total liabilities and equity	$ 343,513		$ 345,484